FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: December 31, 2002

Is this a transition report?:                                                  N

Is this an amendment to a previous filing?                                     N

1.   A. Registrant Name:                    ING CORPORATE LEADERS TRUST FUND
     B. File Number:                        811-0091
     C. Telephone Number:

2.   A. Street:                             7337 E. Doubletree Ranch Road
     B. City:                               Scottsdale
     C: State:                              AZ
     D: Zip Code:                           85258-2034

3. Is this the first filing on this form by Registrant?                        N

4. Is this the last filing on this form by Registrant?                         N

5. Is Registrant a small business investment company?                          N

6. Is Registrant a unit investment trust?
   [If answer is "Y" complete only items 111 through 132.]                     Y

UNIT INVESTMENT TRUSTS

111. A. Depositor Name:                     ING INVESTMENTS, LLC
     B. File Number (If any):               801-48282
     C. City:                               Scottsdale
        State:                              AZ
     D: Zip Code:                           85258-2034

112. A. Sponsor Name:                       ING INVESTMENTS, LLC
     B. File Number (If any):               801-48282
     C. City:                               Scottsdale
        State:                              AZ
     D: Zip Code:                           85258-2034

113. A. Trustee Name:                       STATE STREET BANK AND TRUST COMPANY
     B. File Number (If any):
     C. City:                               Boston
        State:                              MA
     D: Zip Code:                           02101

114. A. Principal Underwriter Name:         ING FUNDS DISTRIBUTOR, LLC
     B. File Number (If any):               8-048020
     C. City:                               Scottsdale
        State:                              AZ
     D: Zip Code:                           85258-2034

115. A. Independent Public Accountant Name: PricewaterhouseCoopers LLP
     B. File Number (If any):
     C. City:                               DENVER
        State:                              CO
     D: Zip Code:                           80202

116. Family of investment companies information:
     A: Is Registrant a part of a family of investment companies?              Y
     B: Indentify the family in 10 letters:                           ING--FUNDS

117. Is Registrant a separate account of an insurance company?                 N

118. State the number of series existing at the end of the period that had
     securities registered under the Securities Act of 1933                    1

119. State the number of new series for which registration statements under
     the Securities Act or 1933 became effective during the period             0

120. State the total value of the portfolio securities on the date of deposit
     for the new series included in item 119. ($000's omitted)                 0

121. State the number of series for which a current prospectus was in
     existence at the end of the period                                        1

122. State the number of existing series for which additional units were
     registered under the Securities Act of 1933 during the current period     1

123. State the total value of the additional units considered in
     answering item 122 ($000's omitted)                                  29,593

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
     ($000's omitted)                                                          0

125. State the total dollar amount of sales loads collected by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the
     sale of units of all series of the Registrant ($000's omitted)            0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
     ($000's omitted)                                                          0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                               NUMBER OF    TOTAL ASSETS     TOTAL INCOME
                                                                SERIES        ($000'S        DISTRIBUTIONS
                                                               INVESTING      OMMITTED)     ($000'S OMITTED)
                                                               ---------    ------------    ----------------
A.   U.S. Treasury direct issue                                $              $                $
B.   U.S. Government agency                                    $              $                $
C.   State and municipal tax-free                              $              $                $
D.   Public utility debt                                       $              $                $
E.   Brokers or dealers debt or debt of brokers' or
     dealers' parent                                           $              $                $
F.   All other corporate intermediate & long-term debt         $              $                $
G.   All other corporate short-term debt                       $              $                $
H.   Equity securities of brokers or dealers or parents
     of brokers or dealers                                     $              $                $
I.   Investment company equity securities                      $              $                $
J.   All other equity securities                               $       1      $ 232,373        $       0
K.   Other securities                                          $              $                $
L.   Total assets of all series of registrant                                 $ 232,373

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
     [If answer is "N" (No), go to item 131.]                                  N

129.

130.

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)                                     1,704

132. List the "811" (Investment Company Act of 1940) registration number for
     all Series of Registrant that are being included in this filing:   811-0091

For the period ending 12-31-02

File Number 811-0091

                                 SIGNATURE PAGE

     This report is signed on behalf of the Depositor in the City of Scottsdale and State of Arizona on the 3rd day of March 2003.

                                        ING INVESTMENTS, LLC

                                        By: /s/ Todd Modic
                                            ------------------------------------
                                            Todd Modic,
                                            Vice President and Director of
                                            Financial Reporting

Witness /s/ Mary Gaston
        ------------------------------
        Mary Gaston,
        Manager of Financial Reporting